UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2014

Date of reporting period:  August 31, 2013

Item 1. Schedule of Investments.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Schedule of Investments
August 31, 2013 (Unaudited)

	Principal
	Amount	Value
Mortgage Backed Securities - 95.02%
Fannie Mae - 3.32%
5.000%, 09/15/2041	$2,800,000	$3,011,313
Fannie Mae - Aces - 2.16%
2012-M9, 4.246%, 12/25/2017 (a)(c)	13,787,240	1,961,594
Fannie Mae Pool - 24.64%
323936, 7.000%, 09/01/2014	22,182	22,603
735794, 7.000%, 06/01/2017	20,944	22,063
545825, 6.000%, 07/01/2017	22,604	24,036
670372, 6.000%, 09/01/2017	37,278	39,677
254443, 6.000%, 09/01/2017	59,742	63,730
755513, 4.000%, 11/01/2018	59,605	63,072
555872, 5.000%, 11/01/2018	43,019	45,830
745498, 7.000%, 11/01/2018	14,231	15,039
889972, 7.000%, 11/01/2018	4,563	4,779
725098, 5.500%, 12/01/2018	253,686	269,167
255208, 4.000%, 04/01/2019	583,791	617,561
255176, 4.500%, 04/01/2019	83,779	88,995
761402, 4.500%, 05/01/2019	73,413	79,586
725527, 5.500%, 05/01/2019	69,188	73,414
255273, 4.500%, 06/01/2019	52,940	56,226
252573, 6.000%, 06/01/2019	31,848	34,810
725792, 4.500%, 08/01/2019	124,295	132,052
725993, 6.000%, 09/01/2019	154,075	163,881
255547, 4.500%, 01/01/2020	408,020	433,484
357695, 4.500%, 01/01/2020	252,249	268,265
995182, 5.500%, 06/01/2020	86,679	93,522
745440, 4.500%, 07/01/2020	61,154	64,939
995158, 4.500%, 12/01/2020	264,780	281,451
995287, 6.500%, 02/01/2021	199,606	209,061
MA0793, 3.500%, 07/01/2021	2,273,769	2,399,858
MA0815, 3.500%, 08/01/2021	1,975,329	2,085,309
888136, 6.000%, 12/01/2021	392,207	429,798
MA1030, 3.000%, 04/01/2022	1,493,826	1,549,275
889143, 4.500%, 05/01/2022	117,004	124,341
254440, 6.000%, 08/01/2022	32,442	35,428
254662, 5.000%, 02/01/2023	21,988	23,612
254733, 5.000%, 04/01/2023	68,926	74,046
890156, 5.000%, 05/01/2023	71,830	77,113
254762, 5.000%, 05/01/2023	338,684	363,891
254797, 5.000%, 06/01/2023	127,968	137,508
254764, 5.500%, 06/01/2023	385,560	418,303
254799, 5.000%, 07/01/2023	527,611	566,693
254954, 4.500%, 10/01/2023	332,781	351,508
254911, 5.000%, 10/01/2023	163,097	175,249
254963, 5.500%, 10/01/2023	55,918	60,939
995874, 5.500%, 11/01/2023	25,925	28,023
255160, 5.500%, 03/01/2024	82,470	90,136
255226, 5.000%, 05/01/2024	191,748	208,567
255456, 5.500%, 10/01/2024	57,597	63,025
AD3081, 4.000%, 04/01/2025	438,619	463,639
890216, 4.500%, 07/01/2025	235,332	249,751
735734, 5.500%, 07/01/2025	145,505	158,788
255984, 4.500%, 11/01/2025	45,649	49,011
256247, 6.000%, 05/01/2026	44,886	49,236
256272, 5.500%, 06/01/2026	1,593	1,740
48081, 4.668%, 12/01/2026 (a)	28,535	28,926
888281, 6.000%, 04/01/2027	41,695	45,808
47935, 4.797%, 05/01/2027 (a)	5,435	5,839
252284, 6.500%, 01/01/2029	225,065	251,706
323591, 6.500%, 03/01/2029	69,483	77,244
678050, 5.500%, 12/01/2032	1,076,958	1,176,110
555326, 5.500%, 04/01/2033	524,472	578,947
555424, 5.500%, 05/01/2033	488,800	533,817
555531, 5.500%, 06/01/2033	384,273	419,985
254767, 5.500%, 06/01/2033	368,338	402,677

555592, 5.500%, 07/01/2033	156,446	171,075
725205, 5.000%, 03/01/2034	911,232	983,716
745096, 5.500%, 11/01/2034	268,458	294,021
735036, 5.500%, 12/01/2034	162,948	178,466
995801, 5.500%, 12/01/2034	44,963	49,262
735989, 5.500%, 02/01/2035	200,997	219,725
888073, 5.500%, 02/01/2035	115,834	126,596
735670, 5.500%, 03/01/2035	81,580	89,111
735715, 5.500%, 05/01/2035	465,419	509,450
745751, 5.500%, 09/01/2035	110,600	121,179
845418, 6.000%, 02/01/2036	386,048	424,628
AE0099, 5.500%, 10/01/2036	514,654	563,229
AE0616, 6.000%, 03/01/2040	563,513	616,380
AE0395, 4.500%, 10/01/2040	429,784	455,070
MA0626, 4.000%, 01/01/2041	598,033	612,254
		22,337,251
Fannie Mae REMICS - 10.95%
2002-7, 5.500%, 03/25/2017	285,166	302,096
2002-11, 5.500%, 03/25/2017	35,456	37,061
2002-7, 6.000%, 03/25/2017	70,866	74,698
2002-19, 6.000%, 04/25/2017	12,235	12,921
2002-58, 5.500%, 09/25/2017	82,229	86,754
2002-55-QE, 5.500%, 09/25/2017	243,657	259,286
2002-59B, 5.500%, 09/25/2017	671,038	709,516
2002-57, 5.500%, 09/25/2017	185,820	197,248
2002-55-GC, 5.500%, 09/25/2017	43,291	46,023
2002-61, 5.500%, 10/25/2017	63,443	67,775
2002-74, 5.000%, 11/25/2017	147,282	157,041
2002-72, 5.500%, 11/25/2017	101,744	108,782
2003-27, 3.500%, 03/25/2018	87,714	89,875
2003-21, 5.000%, 03/25/2018	124,753	133,390
2003-81, 4.500%, 04/25/2018	212,865	217,127
2003-57, 3.500%, 06/25/2018	127,767	133,773
2003-57, 5.000%, 06/25/2018	18,954	20,356
2003-74, 3.750%, 08/25/2018	59,349	62,345
2003-81, 4.500%, 09/25/2018	54,581	58,347
2003-91, 4.500%, 09/25/2018	278,344	296,583
2003-108, 4.000%, 11/25/2018	401,665	427,016
2003-128, 4.000%, 01/25/2019	457,672	486,072
2004-3, 4.000%, 02/25/2019	236,336	250,985
2009-37, 4.000%, 04/25/2019	24,336	25,916
1999-15, 6.000%, 04/25/2019	172,280	187,780
2005-38, 5.000%, 06/25/2019	10,366	10,364
2005-8, 5.000%, 07/25/2019	39,039	39,500
2009-70, 5.000%, 08/25/2019	59,528	63,910
2005-93, 4.500%, 11/25/2019	43,652	44,078
2011-9, 5.000%, 04/25/2020	456,179	494,989
1990-73, 0.000%, 07/25/2020 (b)	59,045	56,736
2011-68, 4.500%, 12/25/2020	608,933	652,577
2003-17, 4.250%, 09/25/2022	9,077	9,153
2008-24, 5.000%, 04/25/2023	800,000	871,427
2008-36, 4.500%, 05/25/2023	322,027	347,538
2003-46, 4.000%, 06/25/2023	19,527	20,030
2003-80, 4.000%, 06/25/2023	9,001	9,419
2003-55, 5.000%, 06/25/2023	493,670	528,397
2003-49, 5.500%, 06/25/2023	76,500	81,989
2008-62, 4.000%, 07/25/2023	307,658	325,217
2001-64, 6.000%, 11/25/2031	406,773	454,887
2010-39, 5.000%, 10/25/2032	43,588	45,005
2005-27, 5.500%, 05/25/2034	56,854	61,293
2005-23, 5.000%, 04/25/2035	67,210	72,394
2005-62, 4.750%, 07/25/2035	103,477	110,160
2006-70, 0.000%, 06/25/2036 (b)	507,980	468,894
2007-33, 5.500%, 04/25/2037	18,960	20,981
2009-15, 4.500%, 10/25/2037	14,998	15,435
2010-90, 4.000%, 04/25/2040	643,609	673,162
		9,926,301
FHLMC Multifamily Structured Pass Through Certificates - 0.49%
K-023, 1.441%, 08/25/2022 (a)(c)	4,984,332	446,476
FHLMC-GNMA - 0.39%
G023, 0.634%, 11/25/2023 (a)	349,120	350,904
Freddie Mac Gold Pool - 21.50%
G9-0009, 6.500%, 06/25/2014	15,914	16,130

G1-1182, 6.500%, 10/01/2014	24,705	25,138
E0-1098, 6.000%, 02/01/2017	49,459	52,391
E0-1138, 6.500%, 03/01/2017	40,075	42,841
E0-1140, 6.000%, 05/01/2017	58,946	62,492
G1-1350, 6.000%, 10/01/2017	122,537	129,590
E01251, 5.500%, 11/01/2017	765,598	809,238
G1-2166, 6.500%, 01/01/2018	26,193	27,258
E0-1323, 4.500%, 03/01/2018	131,259	138,363
G1-1516, 6.000%, 03/01/2018	69,492	73,359
G1-1509, 6.000%, 03/01/2018	102,571	108,474
E0-1343, 5.000%, 04/01/2018	139,709	148,129
E0-1386, 5.000%, 06/01/2018	36,807	39,023
E0-1425, 4.500%, 08/01/2018	146,523	154,461
E0-1488, 5.000%, 10/01/2018	170,579	180,911
E0-1490, 5.000%, 11/01/2018	300,794	318,971
E0-1497, 5.500%, 11/01/2018	45,736	48,731
G1-2471, 4.500%, 12/01/2018	308,141	324,314
G1-1731, 5.500%, 12/01/2018	81,109	86,446
G1-1551, 5.500%, 02/01/2019	100,222	106,547
G1-1574, 6.000%, 02/01/2019	113,189	119,873
B1-3150, 4.000%, 03/01/2019	573,579	604,517
G1-3052, 5.000%, 03/01/2019	213,547	226,402
B1-5137, 4.000%, 06/01/2019	98,180	103,434
G1-2081, 4.500%, 06/01/2019	45,116	47,497
B1-5759, 4.500%, 07/01/2019	409,110	431,615
G1-8016, 5.000%, 10/01/2019	427,114	453,335
G1-3330, 6.000%, 10/01/2019	33,603	35,537
G1-8020, 4.500%, 11/01/2019	302,994	319,662
J0-6163, 4.000%, 01/01/2020	20,846	21,915
G1-1650, 5.000%, 02/01/2020	70,052	74,352
G1-1722, 5.000%, 07/01/2020	73,990	79,880
G1-1754, 6.000%, 07/01/2020	5,965	6,434
G1-1720, 4.500%, 08/01/2020	487,053	513,844
G1-3272, 4.500%, 08/01/2020	306,179	322,336
G1-1838, 6.000%, 08/01/2020	111,528	116,078
G1-3312, 4.500%, 09/01/2020	163,670	172,306
J1-4483, 3.500%, 02/01/2021	267,007	279,404
J1-4426, 3.500%, 02/01/2021	687,933	719,844
G1-2911, 4.000%, 02/01/2021	85,468	90,042
G1-1938, 4.500%, 03/01/2021	66,812	70,585
G1-2189, 5.500%, 03/01/2021	336,837	361,544
G1-1941, 5.500%, 04/01/2021	23,782	25,770
G1-2322, 5.500%, 07/01/2021	33,940	36,715
G1-2239, 5.500%, 07/01/2021	23,818	25,765
C9-0457, 6.500%, 07/01/2021	13,224	14,600
G1-3621, 6.500%, 08/01/2021	395,785	420,599
G1-2381, 5.000%, 09/01/2021	398,287	429,994
C9-0481, 6.000%, 09/01/2021	33,810	37,045
G1-2717, 5.500%, 11/01/2021	31,931	34,599
G1-2491, 5.000%, 01/01/2022	747,819	807,194
G1-2977, 5.500%, 10/01/2022	138,793	150,138
C9-0588, 5.500%, 11/01/2022	43,241	46,603
G3-0234, 6.500%, 11/01/2022	8,006	8,841
G1-2935, 5.000%, 01/01/2023	91,640	98,899
C9-0675, 5.000%, 05/01/2023	205,882	220,207
D9-6027, 5.500%, 05/01/2023	25,722	28,345
C9-0676, 5.500%, 05/01/2023	134,848	145,347
C9-0689, 4.500%, 07/01/2023	22,789	23,999
C9-0690, 5.000%, 07/01/2023	406,795	440,033
C9-0698, 4.500%, 08/01/2023	219,159	230,711
C9-0705, 4.500%, 09/01/2023	208,470	219,452
C9-0706, 5.000%, 09/01/2023	26,459	28,309
G1-3345, 6.500%, 10/01/2023	36,076	38,238
G1-3390, 6.000%, 01/01/2024	246,662	271,636
G1-4160, 6.000%, 01/01/2024	292,699	309,545
G1-3692, 5.500%, 02/01/2024	121,562	131,499
G1-3610, 5.500%, 02/01/2024	183,286	198,271
C9-0830, 4.500%, 05/01/2024	476,895	511,968
C9-0844, 4.500%, 08/01/2024	291,158	312,552
G1-8330, 4.500%, 11/01/2024	400,201	421,438
J1-2077, 4.500%, 04/01/2025	455,079	480,464
J1-2076, 4.500%, 04/01/2025	594,488	631,571
G1-3790, 4.500%, 04/01/2025	621,854	656,542

J1-4785, 4.000%, 03/01/2026	473,818	499,705
G1-4159, 4.000%, 06/01/2026	691,956	728,725
G1-4204, 4.500%, 06/01/2026	749,787	789,576
D9-7050, 6.000%, 08/01/2026	7,062	7,725
C9-0989, 6.000%, 09/01/2026	59,562	65,135
C9-1075, 6.000%, 08/01/2027	275,589	300,667
G0-1584, 5.000%, 08/01/2033	315,262	339,399
C0-1649, 5.500%, 10/01/2033	700,519	761,343
G0-5168, 5.000%, 12/01/2034	66,876	71,996
H0-9207, 6.500%, 08/01/2038	387,818	423,932
		19,488,335
Freddie Mac REMICS - 19.19%
2113, 6.000%, 01/15/2014	3,322	3,345
2791, 5.000%, 05/15/2015	16,603	17,097
2828, 5.500%, 06/15/2015	63,230	65,188
2843, 5.500%, 07/15/2015	45,457	46,324
2344, 6.000%, 08/15/2016	199,553	212,239
2354, 5.750%, 09/15/2016	187,533	198,476
2381, 5.500%, 11/15/2016	506,233	533,636
2458, 5.500%, 06/15/2017	80,558	84,895
3204, 5.000%, 08/15/2017	491,160	516,004
2503-TG, 5.500%, 09/15/2017	66,871	71,586
2503-BH, 5.500%, 09/15/2017	32,319	34,564
2515, 5.000%, 10/15/2017	298,121	317,855
2508, 5.000%, 10/15/2017	163,634	175,355
2509, 5.000%, 10/15/2017	28,752	30,653
2513-DB, 5.000%, 10/15/2017	40,532	42,774
2510, 5.000%, 10/15/2017	90,244	96,691
2513-JE, 5.000%, 10/15/2017	167,907	178,974
2564, 5.500%, 10/15/2017	52,467	55,995
2627, 3.000%, 11/15/2017	28,293	28,374
2595, 4.000%, 12/15/2017	134,929	136,473
2543, 5.000%, 12/15/2017	66,967	71,511
2555, 4.250%, 01/15/2018	29,941	31,432
2575, 5.000%, 02/15/2018	142,567	152,570
2564, 5.000%, 02/15/2018	210,266	225,007
2629, 4.000%, 03/15/2018	123,298	126,596
2617, 4.500%, 05/15/2018	616,671	654,076
2631, 4.500%, 06/15/2018	127,498	135,697
2627, 4.500%, 06/15/2018	220,167	235,057
2686, 3.500%, 10/15/2018	346,822	363,499
2685, 4.000%, 10/15/2018	656,157	696,154
2696, 4.000%, 10/15/2018	158,381	167,484
2707, 4.500%, 11/15/2018	278,894	298,100
2735, 4.000%, 01/15/2019	683,179	724,817
2899, 4.500%, 03/15/2019	62,254	63,150
2786, 4.000%, 04/15/2019	408,085	436,836
2773, 4.000%, 04/15/2019	701,040	748,712
2790, 5.000%, 05/15/2019	131,926	141,833
2934, 0.000%, 02/15/2020 (b)	181,408	176,805
3037, 4.500%, 02/15/2020	24,143	24,654
2958, 4.500%, 04/15/2020	717,858	763,146
3033, 4.500%, 09/15/2020	209,679	224,888
3621, 5.000%, 01/15/2021	263,362	278,034
3288, 4.500%, 03/15/2022	985,000	1,056,609
3484, 5.000%, 09/15/2022	43,532	44,919
2522, 5.500%, 11/15/2022	951,159	1,046,691
2710, 4.750%, 12/15/2022	6,228	6,226
2649, 3.500%, 07/15/2023	49,003	51,813
2676, 5.000%, 09/15/2023	696,490	762,637
3842, 3.500%, 12/15/2023	224,185	231,142
2720, 5.000%, 12/15/2023	30,738	32,687
2783, 5.000%, 04/15/2024	458,889	505,605
2824, 5.000%, 07/15/2024	21,272	23,438
2929, 5.000%, 07/15/2024	355,930	357,947
3007, 5.500%, 07/15/2024	56,358	58,305
2835, 5.500%, 08/15/2024	76,764	83,965
2892, 5.000%, 11/15/2024	625,290	682,694
3749, 3.000%, 03/15/2025	790,147	804,475
3741, 3.500%, 03/15/2025	144,210	150,518
3726, 3.000%, 04/15/2025	420,945	432,511
3784, 4.000%, 01/15/2026	150,795	159,033
3178, 6.000%, 09/15/2028	81,389	84,137

2864, 5.500%, 01/15/2031	7,230	7,235
2344, 6.500%, 08/15/2031	65,186	70,372
2690, 5.000%, 04/15/2032	370,884	382,660
2600, 5.500%, 06/15/2032	17,547	17,853
2682, 4.500%, 07/15/2032	432,024	448,719
2968, 6.000%, 09/15/2032	57,570	58,247
3830, 4.000%, 10/15/2039	232,354	244,065
		17,391,059
Freddie Mac Strips - 0.98%
S0-1556, 0.000%, 04/01/2028 (b)	963,323	887,953
Ginne Mae I Pool - 0.51%
782232X, 5.000%, 07/15/2021	433,506	461,715
Ginnie Mae I Pool - 1.78%
781567X, 5.000%, 02/15/2018	79,938	85,065
781731X, 4.500%, 11/15/2018	305,444	325,951
782098X, 6.000%, 01/15/2020	313,971	334,521
781919X, 5.000%, 05/15/2020	627,905	668,813
782039X, 5.500%, 11/15/2020	185,345	197,941
		1,612,291
Government National Mortgage Association - 9.11%
1998-21, 6.500%, 09/20/2028	79,783	90,187
2009-58, 4.000%, 11/16/2031	27,623	27,796
2013-101, 0.514%, 05/16/2035	797,785	776,979
2005-51, 4.500%, 07/20/2035	46,841	47,046
2007-49, 0.000%, 12/20/2035 (b)	27,468	27,467
2009-104, 4.250%, 7/20/2036	347,081	361,756
2008-55, 5.000%, 07/20/2037	163,075	170,029
2010-112, 3.000%, 04/20/2038	190,187	195,716
2011-40, 2.500%, 06/20/2038	268,897	274,662
2009-15, 4.250%, 12/20/2038	491,448	521,017
2009-101, 4.000%, 08/20/2039	322,488	351,709
2013-55, 1.579%, 12/16/2042	793,935	783,422
2013-07, 0.739%, 05/16/2053 (a)(c)	12,337,243	929,389
2013-01, 0.909%, 02/16/2054 (a)(c)	9,900,256	858,837
2013-105, 0.716%, 06/16/2054 (a)(c)	4,993,320	270,126
2013-17, 0.989%, 06/16/2054 (a)(c)	19,879,291	1,392,028
2013-40, 1.084%, 06/16/2054 (a)(c)	12,924,146	950,501
2013-101, 0.948%, 10/16/2054 (a)(c)	3,745,113	228,845
		8,257,512
Total MORTGAGE BACKED SECURITIES (Cost $84,117,477)		$86,132,704

SHORT-TERM INVESTMENTS - 7.90%
First American US Treasury Money Market Fund, 0.000% (a)	7,157,589	7,157,589
TOTAL SHORT-TERM INVESTMENTS (Cost $7,157,589)		$7,157,589

Total Investments (Cost $91,275,066) - 102.92%		93,290,293
Other Assets in Excess of Liabilities- (2.92)%		(2,645,442)
TOTAL NET ASSETS - 100.00%		$90,644,851

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at August 31, 2013.
(b)	Represents a principal-only security that entitles holders to receive only principal payments on the underlying mortgages.
(c)	Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages.

M.D. Sass Equity Income Plus Fund
Schedule of Investments
August 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.04%
Beverages - 3.65%
Molson Coors Brewing Co.	25,800	1,258,782
Communications Equipment - 4.11%
QUALCOMM, Inc.	21,400	1,418,392
Computers & Peripherals - 4.29%
Apple, Inc.	3,040	1,480,632
Consumer Finance - 7.64%
Capital One Financial Corp.	21,600	1,394,280
SLM Corp.	51,800	1,242,682
		2,636,962
Containers & Packaging - 3.27%
MeadWestvaco Corp.	31,500	1,129,275
Diversified Financial Services - 2.93%
JPMorgan Chase & Co.	20,000	1,010,600
Energy Equipment & Services - 3.71%
Schlumberger Ltd. (a)	15,800	1,278,852
Food & Staples Retailing - 3.81%
Walgreen Co.	27,400	1,317,118
Food Products - 2.43%
Mondelez International, Inc.	27,300	837,291
Health Care Equipment & Supplies - 3.43%
Baxter International, Inc.	17,000	1,182,520
Health Care Providers & Services - 3.68%
WellPoint, Inc.	14,900	1,268,586
Insurance - 8.10%
MetLife, Inc.	27,400	1,265,606
Prudential Financial, Inc.	20,400	1,527,552
		2,793,158
Machinery - 4.10%
Stanley Black & Decker, Inc.	16,600	1,415,316
Media - 11.58%
Nexstar Broadcasting Group, Inc.	40,000	1,342,800
Sinclair Broadcast Group, Inc.	52,300	1,251,016
Viacom, Inc.	17,600	1,400,256
		3,994,072
Oil, Gas & Consumable Fuels - 8.20%
Occidental Petroleum, Corp.	15,600	1,376,076
Williams Cos, Inc.	40,100	1,453,224
		2,829,300
Paper & Forest Products - 4.38%
International Paper Co.	32,000	1,510,720
Pharmaceuticals - 12.11%
Pfizer, Inc.	51,100	1,441,531
Sanofi - ADR	26,800	1,280,504
Teva Pharmaceutical Industries Ltd. - ADR	38,100	1,456,182
		4,178,217

Specialty Retail - 6.62%
Foot Locker, Inc.	38,300	1,233,260
L Brands, Inc.	18,300	1,049,688
		2,282,948
TOTAL COMMON STOCKS (Cost $34,383,010)		33,822,741

	Contracts
PURCHASED OPTIONS - 1.20%
SPDR S&P 500 ETF Trust	445	139,285
Expiration: December 2013, Exercise Price: $152.00	445	139,285
Expiration: December 2013, Exercise Price: $149.00	1,020	248,880
Expiration: December 2013, Exercise Price: $145.00	138	24,150
TOTAL PURCHASED OPTIONS (Cost $305,133)		412,315

SHORT-TERM INVESTMENTS - 3.06%
First American US Treasury Money Market Fund, 0.00% (b)	1,055,209	1,055,209
TOTAL SHORT-TERM INVESTMENTS (Cost $1,055,209)		1,055,209

Total Investments (Cost $35,743,352) - 102.30%		35,290,265
Liabilities in Excess of Other Assets - (2.30)%		(792,439)
TOTAL NET ASSETS - 100.00%		$34,497,826

ADR	American Depositary Receipt
(a)	Foreign issued security.
(b)	Variable rate security; the rate shown represents the rate at August 31, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

M.D. Sass Equity Income Plus Fund
Schedule of Options Written
August 31, 2013

	Contracts	Value
CALL OPTIONS
Apple, Inc.
Expiration: November 2013, Exercise Price: $525.00	30	37,620
Baxter International, Inc.
Expiration: January 2014, Exercise Price: $75.00	170	18,360
Capital One Financial Corp.
Expiration: December 2013, Exercise Price: $70.00	216	26,784
Foot Locker, Inc.
Expiration: January 2014, Exercise Price: $35.00	383	38,300
International Paper Co.
Expiration: September 2013, Exercise Price: $50.00	320	7,360
JPMorgan Chase & Co.
Expiration: November 2013, Exercise Price: $57.50	200	3,800
L Brands, Inc.
Expiration: January 2014, Exercise Price: $65.00	183	18,300
MeadWestvaco Corp
Expiration: September 2013, Exercise Price: $35.00	145	17,110
Expiration: September 2013, Exercise Price: $37.50	170	2,210
MetLife, Inc.
Expiration: December 2013, Exercise Price: $49.00	274	45,758
Molson Coors Brewing Co.
Expiration: October 2013, Exercise Price: $55.00	258	3,225
Mondelez International, Inc.
Expiration: January 2014, Exercise Price: $33.00	273	19,929
Nexstar Broadcasting Group, Inc.
Expiration: December 2013, Exercise Price: $40.00	400	54,000
Occidental Petroleum Corp.
Expiration: November 2013, Exercise Price: $97.50	156	12,324
Pfizer, Inc.
Expiration: September 2013, Exercise Price: $30.00	511	1,533
Prudential Financial, Inc.
Expiration: December 2013, Exercise Price: $77.50	204	69,360
QUALCOMM, Inc.
Expiration: September 2013, Exercise Price: $67.50	214	13,696
Sanofi
Expiration: September 2013, Exercise Price: $55.00	268	1,340
Schlumberger Ltd.
Expiration: November 2013, Exercise Price: $85.00	158	29,388
Sinclair Broadcast Group, Inc.
Expiration: December 2013, Exercise Price: $30.00	523	28,765
SLM Corp.
Expiration: October 2013, Exercise Price: $25.00	278	10,008
Expiration: October 2013, Exercise Price: $26.00	240	3,600
Stanley Black & Decker, Inc.
Expiration: January 2014, Exercise Price: $87.50	166	58,930
Teavana Holdings, Inc.

Expiration: September 2013, Exercise Price: $42.50	381	1,524
Viacom, Inc.
Expiration: December 2013, Exercise Price: $80.00	176	71,984
Wallgreen Co.
Expiration: October 2013, Exercise Price: $52.50	274	9,590
WellPoint, Inc.
Expiration: September 2013, Exercise Price: $87.50	149	7,748
Williams Cos, Inc.
Expiration: January 2014, Exercise Price: $37.00	116	20,532
Williams Natural Gas
Expiration: January 2014, Exercise Price: $37.00	285	175,988
Total Call Options		809,066
Total Options Written (Premiums received $1,084,812)		$809,066

Footnotes to the Schedules of Investments
August 31, 2013 (Unaudited)

The cost basis of investments for federal income tax purposes at August 31, 2013 for M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund and M.D. Sass Equity Income Plus Fund (the "Funds") were as follows*:

	M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund	M.D. Sass Equity Income Plus Fund
Cost of investments	$91,275,066	$35,743,352
Gross unrealized appreciation- Equities	2,240,807	455,889
Gross unrealized appreciation- Options	-	479,094
Gross unrealized depreciation- Equities	(225,580)	(1,016,158)
Gross unrealized depreciation- Options	-	(96,166)
Net unrealized appreciation	$2,015,227	$(177,341)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information for M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund and M.D. Sass Equity Income Plus Fund, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.
Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.
These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.
U.S. Government Securities - U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are typically categorized in level 2 of the fair value hierarchy.
U.S. Government Agency Securities - U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to-be-announced ("TBAs")
securities and mortgage pass-through certificates. TBA securities and mortgage passthroughs are generally valued using dealer quotations. These securities are typically categorized in level 2 of the fair value hierarchy.
Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures"
Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proces. Dividend income and expense, less foreign withholding tax, is recognized on the ex-dividend date and interet income is recognized on an accrual basis. Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the interest method.

Summary of Fair Value Exposure at August 31, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2013, in valuing the Fund’s investments carried at fair value:

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Mortgage Backed Securities	$-	$86,132,704	$-	$86,132,704
Total Fixed Income	-	86,132,704	-	86,132,704
Short-Term Investments	7,157,589	-	-	7,157,589
Total Investments in Securities	$7,157,589	$86,132,704	$-	$93,290,293

M.D. Sass Equity Income Plus Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks1	$33,822,741	$-	$-	$33,822,741
Total Equity	33,822,741	-	-	33,822,741
Derivative
Purchased Options	412,315	-	-	412,315
Total Derivative	412,315	-	-	412,315
Short-Term Investments	1,055,209	-	-	1,055,209
Total Investments in Securities	$35,290,265	$-	$-	$35,290,265

Other Financial Instruments*	$275,746	$-	$-	$275,746

* Other financial instruments are derivative instruments not reflected in the Schedule of Invesments, such as written options which are reflected at the net unrealized appreciation (depreciation) on the instruments.

The Funds recognize transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of August 31, 2013.

The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended August 31, 2013 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2013.

The fair value of derivative instruments as reported within this Schedule of Investments as of August 31, 2013 for the M.D. Sass Equity Income Plus was as follows:

Derivatives not accounted for	Asset		Liability
as hedging instruments	Derivative	Value	Derivative	Value
Equity Contracts - Options	Investments, at value	$412,315	Options written, at value	$809,066
Total		$412,315		$809,066

The effect of derivative instruments on income for the period June 28, 2013 through August 13, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income

Derivatives not accounted for	Purchased	Written
as hedging instruments	Options	Options	Total
Equity Contracts	193	(160,922)	(160,729)
Total	$193	$(160,922)	$(160,729)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for	Purchased	Written
as hedging instruments	Options	Options	Total
Equity Contracts	$107,182	$275,746	$382,928
Total	$107,182	$275,746	$382,928

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)    /s/ John Buckel
                                                    John Buckel, President

Date   10/22/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
                                                      John Buckel, President

Date   10/22/13

By (Signature and Title)*    /s/ Jennifer Lima
                                                      Jennifer Lima, Treasurer

Date   10/22/13

* Print the name and title of each signing officer under his or her signature.